Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Ordinary shares in issue (in shares)	539,841	500,252	439,957
Adjustment for weighted number of ordinary shares in issue (in shares)	(12,974)	(54,304)	(1,077)
Weighted number of ordinary shares in issue (in shares)	526,867	445,948	438,880
Treasury shares (in shares)	(3,058)	(52)	(437)
Basic weighted average number of ordinary shares in issue (in shares)	523,809	445,896	438,443
Total net earnings/(loss) attributable to shareholders	R (2,607)	R (4,473)	R 362
Total basic earnings/(loss) per share (in rand per share)	R (4.98)	R (10.03)	R 0.82